Other Operating Income and Expenses - Schedule of Other Operating Income and Expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Other operating income:
Change in fair value of financial assets and liabilities associated with contingent consideration arrangements	¥ 0	¥ 11,195	¥ 13,663
Gain on sales of property, plant and equipment and investment property	2,094	1,148	4,734
Gain on divestment of business to Teva Takeda Yakuhin	6,807	7,829	229,993
Gain on divestment of business and subsidiaries	0	5,602	228,923
Change in estimate of liabilities related to SHP647	4,102	0	60,179
Other	12,421	23,762	9,061
Other operating income	25,424	43,123	318,020
Other operating expenses:
Donations and contributions	7,685	8,255	8,412
Restructuring expenses	59,234	83,836	115,875
Change in fair value of financial assets associated with contingent consideration arrangements	3,991	0	72,940
Valuation reserve for pre-launch inventories	9,466	20,723	19,486
Impairment of assets held for sale	4,693	0	530
Other	60,178	46,261	41,652
Total	145,247	159,075	258,895
Teva Takeda Pharma Ltd.
Other operating income:
Gain on divestment of business to Teva Takeda Yakuhin	¥ 6,807	¥ 1,414	¥ 1,460